Leases - Summary of cash flow payments of lease (Details) - 12 months ended Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases		¥ 370,606
Supplemental noncash information:
Right-of-use assets obtained	$ 297,617	2,071,948
Decrease of right-of-use assets for early terminations		¥ (36,142)